Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Operating Loss and Tax Credit Carryforwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	708
Deferred Tax Assets, Valuation Allowance	747	642
Operating Loss Carryforwards	712
Net Operating Loss Carryforward Related to Windfall Tax Benefit	4
Deferred Tax Assets, Tax Credit Carryforwards	40	31
Undistributed Earnings of Foreign Subsidiaries [Abstract]
Indefinitely reinvested earnings of foreign subsidiaries	250
Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	58
Deferred Tax Liabilities, Undistributed Foreign Earnings	74	59
Foreign Tax Authority [Member] | Valuation Allowance, Operating Loss Carryforwards [Member]
Deferred Tax Assets, Operating Loss and Tax Credit Carryforwards [Abstract]
Deferred Tax Assets, Valuation Allowance	635
Foreign Tax Authority [Member] | Valuation Allowance, Tax Credit Carryforward [Member]
Deferred Tax Assets, Operating Loss and Tax Credit Carryforwards [Abstract]
Deferred Tax Assets, Valuation Allowance	27	$ 25
Minimum [Member] | Foreign Tax Authority [Member]
Deferred Tax Assets, Operating Loss and Tax Credit Carryforwards [Abstract]
Operating Loss Carryforwards, Expiration Dates, Period	1 year